Summary of Significant Accounting Policies (Schedule of The Movement of Allowance For Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of year	$ 12,399	$ 12,144	$ 13,912
Additional allowance for credit losses, net of recoveries	915	1,344	(551)
Write-offs	(2,674)	(896)	(976)
Exchange difference	246	(193)	(241)
Balance at the end of year	$ 10,886	$ 12,399	$ 12,144